Government Grants (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2020
Government Grants
Grants received		€ 776,910	€ 672,257	€ 59,129	€ 1,508,296
Government grants, description	24-month duration with a 70% reimbursement rate